Exhibit 99.1

SLM Student Loan Trust 2013-1 Monthly Servicing Report
Distribution Date	06/25/2013
Collection Period	05/01/2013 - 05/31/2013

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		02/14/2013	04/30/2013	05/31/2013
	Principal Balance		$1,181,837,043.20	$1,194,923,307.29	$1,185,236,630.13
	Interest to be Capitalized Balance		27,971,606.70	27,510,998.00	26,928,524.48

	Pool Balance		$1,209,808,649.90	$1,222,434,305.29	$1,212,165,154.61
	Specified Reserve Account Balance		9,373,341.00	9,168,257.29	9,091,238.66

	Adjusted Pool(1)		$1,219,181,990.90	$1,231,602,562.58	$1,221,256,393.27
	Weighted Average Coupon (WAC)		6.88%	6.83%	6.83%
	Number of Loans		271,308	268,795	266,694
	Aggregate Outstanding Principal Balance - Tbill			$3,049,210.18	$3,046,965.68
	Aggregate Outstanding Principal Balance - LIBOR			$1,219,385,095.11	$1,209,118,188.93
	Pool Factor			0.978120496	0.969903721
	Since Issued Constant Prepayment Rate			2.74%	3.17%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/28/2013		06/25/2013
	A1	78447MAA6	$250,286,536.95		$240,043,829.34
	A2	78447MAB4	$396,000,000.00		$396,000,000.00
	A3	78447MAC2	$538,000,000.00		$538,000,000.00
	B	78447MAD0	$35,000,000.00		$35,000,000.00

C	Account Balances		05/28/2013		06/25/2013
	Reserve Account Balance		$9,168,257.29		$9,091,238.66
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$11,704,636.42		$4,671,607.54
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		05/28/2013		06/25/2013
	Adjusted Pool Balance + Supplemental Loan Purchase		$1,231,602,562.58		$1,221,256,393.27
	Total Notes		$1,219,286,536.95		$1,209,043,829.34
	Difference		$12,316,025.63		$12,212,563.93
	Parity Ratio		1.01010		1.01010

Page 2 of 10	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

II. Trust Activity 05/01/2013 through		05/31/2013

A	Student Loan Principal Receipts
	Borrower Principal	7,738,611.73
	Guarantor Principal	604,012.91
	Consolidation Activity Principal	4,722,980.72
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	1.92
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$13,065,607.28

B	Student Loan Interest Receipts
	Borrower Interest	2,715,589.94
	Guarantor Interest	13,132.69
	Consolidation Activity Interest	87,686.15
	Special Allowance Payments	12,479.00
	Interest Subsidy Payments	1,284,837.67
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	73,311.79

	Total Interest Receipts	$4,187,037.24

C	Reserves in Excess of Requirement	$77,018.63

D	Investment Income	$730.28

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$11,704,636.42

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$(7,138,208.95)
	Funds Allocated to the Floor Income Rebate Account	$(4,671,607.54)

M	AVAILABLE FUNDS	$17,225,213.36

N	Non-Cash Principal Activity During Collection Period	$(3,378,930.12)

O	Non-Reimbursable Losses During Collection Period	$1,073.05

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

III. 2013-1	Portfolio Characteristics

	05/31/2013				04/30/2013
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.63%	13,261	$52,734,741.25	4.449%	6.63%	15,532	$61,071,987.24	5.111%
GRACE	6.67%	7,590	$27,344,939.88	2.307%	6.67%	5,896	$21,108,118.33	1.776%
DEFERMENT	6.75%	46,970	$201,181,434.34	16.974%	6.76%	50,159	$213,799,931.63	17.892%
REPAYMENT: CURRENT	6.94%	136,005	$598,575,616.82	50.503%	6.94%	135,668	$599,834,246.37	50.199%
31-60 DAYS DELINQUENT	6.74%	9,654	$42,594,463.17	3.594%	6.69%	10,481	$44,630,960.54	3.735%
61-90 DAYS DELINQUENT	6.67%	6,448	$27,470,218.34	2.318%	6.55%	6,670	$28,032,402.68	2.346%
91-120 DAYS DELINQUENT	6.51%	4,718	$19,567,902.04	1.651%	6.63%	4,409	$18,896,624.26	1.581%
> 120 DAYS DELINQUENT	6.68%	14,294	$58,588,400.12	4.943%	6.70%	13,371	$54,697,516.78	4.577%
FORBEARANCE	6.80%	26,755	$152,761,636.29	12.889%	6.80%	26,383	$151,756,658.32	12.700%
CLAIMS IN PROCESS	6.69%	999	$4,417,277.88	0.373%	6.75%	226	$1,094,861.14	0.092%

TOTAL		266,694	$1,185,236,630.13	100.00%		268,795	$1,194,923,307.29	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

IV. 2013-1 Portfolio Characteristics (cont’d)

	05/31/2013	04/30/2013
Pool Balance	$1,212,165,154.61	$1,222,434,305.29
Outstanding Borrower Accrued Interest	$34,274,219.82	$34,592,494.04
Borrower Accrued Interest to be Capitalized	$26,928,524.48	$27,510,998.00
Total # Loans	266,694	268,795
Total # Borrowers	120,205	121,267
Weighted Average Coupon	6.83%	6.83%
Weighted Average Remaining Term	114.90	115.17
Non-Reimbursable Losses	$1,073.05	$-
Cumulative Non-Reimbursable Losses	$1,073.06	$0.01
Since Issued Constant Prepayment Rate (CPR)	3.17%	2.74%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$3,401,293.13	$2,412,379.34
Borrower Interest Accrued	$5,902,790.78	$5,740,651.76
Interest Subsidy Payments Accrued	$788,534.73	$786,308.19
Special Allowance Payments Accrued	$8,388.12	$7,856.06

Page 5 of 10	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

V. 2013-1 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	6.57%	138,387	473,656,501.47	39.963%
- GSL - Unsubsidized	6.61%	112,651	556,704,077.77	46.970%
- PLUS (2) Loans	8.44%	15,600	154,612,309.78	13.045%
- SLS (3) Loans	3.78%	56	263,741.11	0.022%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.83%	266,694	$1,185,236,630.13	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.84%	211,232	1,016,975,310.50	85.804%
- Two Year	6.73%	47,120	143,978,203.95	12.148%
- Technical	6.82%	8,337	24,240,552.89	2.045%
- Other	8.40%	5	42,562.79	0.004%

Total	6.83%	266,694	$1,185,236,630.13	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

VI. 2013-1 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$17,225,213.36

A		Primary Servicing Fee	$380,202.00	$16,845,011.36

B		Administration Fee	$6,667.00	$16,838,344.36

C		Class A Noteholders’ Interest Distribution Amount	$514,377.02	$16,323,967.34

D		Class B Noteholders’ Interest Distribution Amount	$54,261.51	$16,269,705.83

E		Reserve Account Reinstatement	$-	$16,269,705.83

F		Class A Noteholders’ Principal Distribution Amount	$10,242,707.61	$6,026,998.22

G		Class B Noteholders’ Principal Distribution Amount	$-	$6,026,998.22

H		Unpaid Expenses of The Trustees	$-	$6,026,998.22

I		Carryover Servicing Fee	$-	$6,026,998.22

J		Remaining Amounts to the Noteholders after the first auction date	$-	$6,026,998.22

K		Excess Distribution Certificateholder	$6,026,998.22	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$1,185,236,630.13

	B	Interest to be Capitalized	$26,928,524.48

	C	Capitalized Interest Account Balance	$-

	D	Reserve Account Balance (after any reinstatement)	$9,091,238.66

	E	Less: Specified Reserve Account Balance	$(9,091,238.66)

	F	Total	$1,212,165,154.61

	G	Class A Notes Outstanding (after application of available funds)	$1,174,043,829.34

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

VII. 2013-1 Distributions
Distribution Amounts
	A1	A2	A3

Cusip/Isin	78447MAA6	78447MAB4	78447MAC2
Beginning Balance	$250,286,536.95	$396,000,000.00	$538,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.15%	0.25%	0.55%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/28/2013	5/28/2013	5/28/2013
Accrual Period End	6/25/2013	6/25/2013	6/25/2013
Daycount Fraction	0.07777778	0.07777778	0.07777778
Interest Rate*	0.34328%	0.44328%	0.74328%
Accrued Interest Factor	0.000266996	0.000344773	0.000578107
Current Interest Due	$66,825.39	$136,530.24	$311,021.39
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$66,825.39	$136,530.24	$311,021.39
Interest Paid	$66,825.39	$136,530.24	$311,021.39
Interest Shortfall	$-	$-	$-
Principal Paid	$10,242,707.61	$-	$-
Ending Principal Balance	$240,043,829.34	$396,000,000.00	$538,000,000.00
Paydown Factor	0.036581099	0.000000000	0.000000000
Ending Balance Factor	0.857299391	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 10	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

ViI. 2013-1 Distributions
Distribution Amounts
B

Cusip/Isin	78447MAD0
Beginning Balance	$35,000,000.00
Index	LIBOR
Spread/Fixed Rate	1.80%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/28/2013
Accrual Period End	6/25/2013
Daycount Fraction	0.07777778
Interest Rate*	1.99328%
Accrued Interest Factor	0.001550329
Current Interest Due	$54,261.51
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$54,261.51
Interest Paid	$54,261.51
Interest Shortfall	$-
Principal Paid	$-
Ending Principal Balance	$35,000,000.00
Paydown Factor	0.000000000
Ending Balance Factor	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 9 of 10	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013

VIII. 2013-1 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$1,219,286,536.95
	Adjusted Pool Balance	$1,221,256,393.27
	Overcollateralization Amount	$12,212,563.93
	Principal Distribution Amount	$10,242,707.61
	Principal Distribution Amount Paid	$10,242,707.61
B	Reserve Account Reconciliation
	Beginning Period Balance	$9,168,257.29
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$9,168,257.29
	Required Reserve Acct Balance	$9,091,238.66
	Release to Collection Account	$77,018.63
	Ending Reserve Account Balance	$9,091,238.66
C	Floor Income Rebate Account
	Beginning Period Balance	$11,704,636.42
	Deposits for the Period	$4,671,607.54
	Release to Collection Account	$(11,704,636.42)
	Ending Balance	$4,671,607.54
D	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 10 of 10	Trust 2013-1 Monthly Servicing Report: Collection Period 05/01/2013 - 05/31/2013, Distribution Date 06/25/2013